Exhibit 99.1

SLM Private Credit Student Loan Trust 2003-C Quarterly Servicing Report
Distribution Date	09/15/2015
Collection Period	06/01/2015 - 08/31/2015

Navient Funding, LLC -	Depositor
Navient Solutions -	Servicer and Administrator
Bank of New York -	Indenture Trustee
The Bank of New York Mellon Trust Company, N.A. -	Trustee
Navient Investment Corp. -	Excess Distribution Certificateholder

I. Deal Parameters

A	Student Loan Portfolio Characteristics		10/09/2003	05/31/2015	08/31/2015
	Principal Balance		$1,202,893,173.22	$411,480,474.14	$396,637,447.69
	Interest to be Capitalized Balance		47,072,888.25	761,789.89	624,456.90

	Pool Balance		$1,249,966,061.47	$412,242,264.03	$397,261,904.59
	Cash Capitalization Account Balance		102,811,061.00	0.00	0.00

	Asset Balance		$1,352,777,122.47	$412,242,264.03	$397,261,904.59
	Weighted Average Coupon (WAC)		5.06%	3.99%	3.98%
	Weighted Average Remaining Term		190.10	136.13	136.11
	Number of Loans		134,792	57,275	56,169
	Number of Borrowers		91,587	38,996	38,256
	Pool Factor			0.329802766	0.317818153
	Since Issued Constant Prepayment Rate			1.19%	1.04%

B	Debt Securities	Cusip/Isin		06/15/2015 *	09/15/2015
	A2	78443CAZ7		$130,405,924.43	$117,672,618.90
	A3	78443CBA1		$75,000,000.00	$75,000,000.00
	A4	78443CBB9		$75,000,000.00	$75,000,000.00
	A5	78443CBC7		$70,000,000.00	$70,000,000.00
	B	78443CBD5		$24,893,424.20	$23,368,036.83
	C	78443CBE3		$60,173,025.97	$60,173,025.97

C	Auction Rate Security Principal Allocated But Not Distributed				09/15/2015
	A3	78443CBA1			$0.00
	A4	78443CBB9			$0.00
	A5	78443CBC7			$0.00

D	Account Balances			06/15/2015	09/15/2015
	Reserve Account Balance			$3,124,915.00	$3,124,915.00
	Cash Capitalization Account Balance			$-	$-
	Future Distribution Account			$1,022,532.86	$1,005,264.22

E	Asset / Liability			06/15/2015	09/15/2015
	Parity Ratio			95.38%	95.06%
	Initial Asset Balance			$1,352,777,122.47	$1,352,777,122.47
	Specified Overcollateralization Amount			$27,055,542.45	$27,055,542.45
	Actual Overcollateralization Amount			$0.00	$0.00
	* The prior period note balances are net of payments that were allocated on the previous distribution date and paid during the distribution period.

Page 2 of 19	Trust 2003-C Quarterly Servicing Report: Collection Period 06/01/2015 - 08/31/2015, Distribution Date 09/15/2015

II. 2003-C Trust Activity through 08/31/2015

A	Student Loan Principal Receipts
	Borrower Principal	13,112,839.49
	Consolidation Activity Principal	593.65
	Seller Principal Reimbursement	(80,782.51)
	Servicer Principal Reimbursement	0.00
	Delinquent Principal Purchases by Servicer	0.00
	Other Principal Deposits	0.00

	Total Principal Receipts	$13,032,650.63

B	Student Loan Interest Receipts
	Borrower Interest	3,706,406.76
	Consolidation Activity Interest	(538.05)
	Seller Interest Reimbursement	11.10
	Servicer Interest Reimbursement	0.00
	Delinquent Interest Purchases by Servicer	0.00
	Other Interest Deposits	0.00

	Total Interest Receipts	$3,705,879.81

C	Recoveries on Realized Losses	$934,349.48

D	Investment Income	$1,890.75

E	Funds Borrowed from Next Collection Period	$0.00

F	Funds Repaid from Prior Collection Period	$0.00

G	Amount Released from Cash Capitalization Account	$0.00

H	Interest Rate Cap Proceeds	$0.00

I	Loan Sale or Purchase Proceeds	$0.00

J	Initial Deposits to Collection Account	$0.00

K	Excess Transferred from Other Accounts	$0.00

L	Borrower Benefit Reimbursements	$218,307.56

M	Gross Swap Receipt	$285,601.64

N	Other Deposits	$(764.29)

O	Other Fees Collected	$0.00

P	Less: Funds Previously Remitted From the Future Distribution Account	$(2,426,491.01)

Q	AVAILABLE FUNDS	$15,751,424.57

R	Non-Cash Principal Activity During Collection Period	$(1,810,375.82)

S	Aggregate Purchased Amounts by the Depositor, Servicer or Seller	$0.00

T	Aggregate Loan Substitutions	$0.00

Page 3 of 19	Trust 2003-C Quarterly Servicing Report: Collection Period 06/01/2015 - 08/31/2015, Distribution Date 09/15/2015

III. 2003-C Portfolio Characteristics

	08/31/2015				05/31/2015
	Wtd Avg Coupon	# Loans	Principal	% of Principal	Wtd Avg Coupon	# Loans	Principal	% of Principal
INTERIM: IN SCHOOL	4.20%	53	$441,269.56	0.111%	4.11%	67	$668,616.19	0.162%
GRACE	3.93%	23	$359,421.78	0.091%	3.80%	27	$319,531.15	0.078%
DEFERMENT	4.28%	1,593	$13,612,292.18	3.432%	4.27%	1,747	$15,828,495.00	3.847%
REPAYMENT: CURRENT	3.95%	52,152	$358,414,280.69	90.363%	3.95%	53,205	$372,174,525.78	90.448%
31-60 DAYS DELINQUENT	4.25%	784	$7,519,083.27	1.896%	4.21%	691	$6,574,756.67	1.598%
61-90 DAYS DELINQUENT	4.32%	410	$4,152,171.50	1.047%	5.10%	339	$3,511,979.31	0.853%
91-120 DAYS DELINQUENT	4.27%	207	$2,071,828.15	0.522%	4.28%	187	$1,858,041.86	0.452%
121-150 DAYS DELINQUENT	4.60%	224	$2,391,430.15	0.603%	4.60%	215	$2,206,906.03	0.536%
151-180 DAYS DELINQUENT	4.97%	114	$1,129,429.83	0.285%	4.80%	212	$2,162,820.09	0.526%
> 180 DAYS DELINQUENT	4.54%	164	$1,864,670.53	0.470%	4.66%	162	$1,795,176.12	0.436%
FORBEARANCE	3.84%	445	$4,681,570.05	1.180%	4.11%	423	$4,379,625.94	1.064%

TOTAL		56,169	$396,637,447.69	100.00%		57,275	$411,480,474.14	100.00%

* Percentages may not total 100% due to rounding

Page 4 of 19	Trust 2003-C Quarterly Servicing Report: Collection Period 06/01/2015 - 08/31/2015, Distribution Date 09/15/2015

III. 2003-C Portfolio Characteristics (cont’d)
	8/31/2015	5/31/2015
Pool Balance	$397,261,904.59	$412,242,264.03
Total # Loans	56,169	57,275
Total # Borrowers	38,256	38,996
Weighted Average Coupon	3.98%	3.99%
Weighted Average Remaining Term	136.11	136.13
Percent of Pool - Cosigned	54%	54%
Percent of Pool - Non Cosigned	46%	46%
Borrower Interest Accrued for Period	$3,984,795.21	$4,141,978.99
Outstanding Borrower Interest Accrued	$2,096,319.17	$2,301,401.12
Gross Principal Realized Loss - Periodic	$2,130,177.26	$2,218,133.37
Gross Principal Realized Loss - Cumulative	$127,680,075.55	$125,549,898.29
Delinquent Principal Purchased by Servicer - Periodic	$0.00	$0.00
Delinquent Principal Purchased by Servicer - Cumulative	$83,667,063.11	$83,667,063.11
Recoveries on Realized Losses - Periodic	$934,349.48	$911,345.44
Recoveries on Realized Losses - Cumulative	$17,634,766.42	$16,700,416.94
Net Losses - Periodic	$1,195,827.78	$1,306,787.93
Net Losses - Cumulative	$110,045,309.13	$108,849,481.35
Cumulative Gross Defaults	$211,347,138.66	$209,216,961.40
Change in Gross Defaults	$2,130,177.26	$2,218,133.37
Non-Cash Principal Activity - Capitalized Interest	$400,322.82	$323,694.59
Since Issued Constant Prepayment Rate (CPR)	1.04%	1.19%
Loan Substitutions	$0.00	$0.00
Cumulative Loan Substitutions	$0.00	$0.00
Unpaid Primary Servicing Fees	$0.00	$0.00
Unpaid Administration Fees	$0.00	$0.00
Unpaid Carryover Servicing Fees	$0.00	$0.00
Note Interest Shortfall	$0.00	$0.00
Unpaid Auction Rate Noteholder’s Interest Carryover	$3,986,705.40	$3,676,036.83

Page 5 of 19	Trust 2003-C Quarterly Servicing Report: Collection Period 06/01/2015 - 08/31/2015, Distribution Date 09/15/2015

IV. 2003-C Portfolio Statistics by Loan Program

	Weighted Average Coupon	# LOANS	$ AMOUNT	% *
- Undergraduate and Graduate Loans	3.96%	46,115	$326,982,378.77	82.439%
- Career Training	0.00%	0.00	$0.00	0.000%
- Law Loans	4.51%	6,408	$43,244,280.06	10.903%
- Med Loans	3.32%	967	$4,273,158.07	1.077%
- MBA Loans	3.44%	2,679	$22,137,630.79	5.581%
- Direct to Consumer	0.00%	0.00	$0.00	0.000%
- Private Credit Consolidation	0.00%	0.00	$0.00	0.000%
- Other Loans	0.00%	0.00	$0.00	0.000%

Total	3.98%	56,169	$396,637,447.69	100.000%

Prime Indexed Loans – Monthly Reset Adjustable			$0.00
Prime Indexed Loans – Monthly Reset Non-Adjustable			$50,950.85
Prime Indexed Loans – Quarterly Reset Adjustable			$0.00
Prime Indexed Loans – Quarterly Reset Non-Adjustable			$377,070,494.56
Prime Indexed Loans – Annual Reset			$0.00
T-Bill Indexed Loans			$19,785,509.63
Fixed Rate Loans			$354,949.55
Other Index			$0.00

* Note: Percentages may not total 100% due to rounding

Page 6 of 19	Trust 2003-C Quarterly Servicing Report: Collection Period 06/01/2015 - 08/31/2015, Distribution Date 09/15/2015

V. 2003-C Future Distribution Account Activity

A.	Account Reconciliation

	i	Beginning Balance	06/15/2015	$1,022,532.86

	ii	Total Allocations for Distribution Period		$2,057,981.29

	iii	Total Payments for Distribution Period		$(2,426,491.01)

	iv	Funds Released to the Collection Account		$(654,023.14)

	v	Total Balance Prior to Current Month Allocations		$0.00

	vi	Ending Balance	09/15/2015	$1,005,264.22

B.	Monthly Allocations to the Future Distribution Account

	Monthly Allocation Date		06/15/2015

	i	Primary Servicing Fees		$240,030.28

	ii	Administration Fees		$6,666.67

	iii	Broker Dealer, Auction Agent Fees		$10,725.00

	iv	Interest Accrued on the Class A Notes and Swap		$765,110.91

	v	Interest Accrued on the Class B & C Notes		$0.00

	vi	Total Allocations		$1,022,532.86

	Monthly Allocation Date		07/15/2015

	i	Primary Servicing Fees		$236,948.48

	ii	Administration Fees		$6,666.67

	iii	Broker Dealer, Auction Agent Fees		$11,797.49

	iv	Interest Accrued on the Class A Notes and Swap		$817,882.78

	v	Interest Accrued on the Class B & C Notes		$0.00

	vi	Total Allocations	07/15/2015	$1,073,295.42

	Monthly Allocation Date		8/17/2015

	i	Primary Servicing Fees		$234,139.47

	ii	Administration Fees		$6,666.67

	iii	Broker Dealer, Auction Agent Fees		$10,367.49

	iv	Interest Accrued on the Class A Notes and Swap		$733,512.24

	v	Interest Accrued on the Class B & C Notes		$0.00

	vi	Total Allocations	8/17/2015	$984,685.87

C.	Total Future Distribution Account Deposits Previously Allocated			$3,080,514.15

Page 7 of 19	Trust 2003-C Quarterly Servicing Report: Collection Period 06/01/2015 - 08/31/2015, Distribution Date 09/15/2015

V. 2003-C Future Distribution Account Activity (cont’d)

D.	Current Allocations to the Future Distribution Account

	Monthly Allocation Date		09/15/2015

	i	Primary Servicing Fees		$231,371.84

	ii	Administration Fees		$6,666.67

	iii	Broker Dealer, Auction Agent Fees		$10,725.00

	iv	Interest Accrued on the Class A Notes and Swap		$756,500.71

	v	Interest Accrued on the Class B & C Notes		$0.00

	vi	Total Allocations	09/15/2015	$1,005,264.22

Page 8 of 19	Trust 2003-C Quarterly Servicing Report: Collection Period 06/01/2015 - 08/31/2015, Distribution Date 09/15/2015

VI. 2003-C Auction Rate Security Detail
A Auction Rate Securities - Payments During Distribution Period
i	Payment Date	Security Description	Interest Rate	No Of Days	Start Date	End Date	Principal Payment	Interest Payment	Broker/Dealer Fees	Auction Agent Fees
	06/18/2015	SLMPC 2003-C A-5	3.13000%	28	05/21/2015	06/18/2015	0.00	170,411.11	2,722.22	462.78

	06/30/2015	SLMPC 2003-C A-3	3.13000%	28	06/02/2015	06/30/2015	0.00	182,583.33	2,916.67	495.83

	07/07/2015	SLMPC 2003-C A-4	3.13000%	28	06/09/2015	07/07/2015	0.00	182,583.33	2,916.67	495.83

	07/16/2015	SLMPC 2003-C A-5	3.16000%	28	06/18/2015	07/16/2015	0.00	172,044.44	2,722.22	462.78

	07/28/2015	SLMPC 2003-C A-3	3.16000%	28	06/30/2015	07/28/2015	0.00	184,333.33	2,916.67	495.83

	08/04/2015	SLMPC 2003-C A-4	3.16000%	28	07/07/2015	08/04/2015	0.00	184,333.33	2,916.67	495.83

	08/13/2015	SLMPC 2003-C A-5	3.16000%	28	07/16/2015	08/13/2015	0.00	172,044.44	2,722.22	462.78

	08/25/2015	SLMPC 2003-C A-3	3.17000%	28	07/28/2015	08/25/2015	0.00	184,916.67	2,916.67	495.83

	09/01/2015	SLMPC 2003-C A-4	3.17000%	28	08/04/2015	09/01/2015	0.00	184,916.67	2,916.67	495.83

	09/10/2015	SLMPC 2003-C A-5	3.17000%	28	08/13/2015	09/10/2015	0.00	172,588.89	2,722.22	462.78

	* The record date for an auction rate security is two New York business days prior to the payment date.

ii	Auction Rate Note Interest Paid During Distribution Period				06/15/2015	09/15/2015		$1,790,755.54

iii	Broker/Dealer Fees Paid During Distribution Period				06/15/2015	09/15/2015		$28,388.90

iv	Auction Agent Fees Paid During Distribution Period				06/15/2015	09/15/2015		$4,826.10

v	Primary Servicing Fees Remitted to the Servicer							$602,520.47

vi	Total Payments Out of Future Distribution Account During Distribution Period							$2,426,491.01

B	Funds Released to Collection Account							$654,023.14

D	Auction Rate Student Loan Rates				Jun-15	Jul-15	Aug-15

					3.16%	3.17%	3.17%

Page 9 of 19	Trust 2003-C Quarterly Servicing Report: Collection Period 06/01/2015 - 08/31/2015, Distribution Date 09/15/2015

VII. 2003-C Note Parity Triggers
		Class A	Class B	Class C

Notes Outstanding	06/15/2015	$350,405,924.43	$ 375,299,348.63	$ 435,472,374.60

Asset Balance	05/31/2015	$412,242,264.03	$ 412,242,264.03	$ 412,242,264.03

Pool Balance	08/31/2015	$397,261,904.59	$ 397,261,904.59	$ 397,261,904.59

Amounts on Deposit **	09/15/2015	$14,617,768.46	$ 14,548,690.45	$ 14,258,692.90

Total		$411,879,673.05	$ 411,810,595.04	$ 411,520,597.49

Are the Notes Parity Triggers in Effect? *		N	N	Y

Class A Enhancement		$61,836,339.60

Specified Class A Enhancement		$59,589,285.69	The greater of 15.0% of the Asset Balance or the Specified Overcollateralization Amount

Class B Enhancement		$36,942,915.40

Specified Class B Enhancement		$40,222,767.84	The greater of 10.125% of the Asset Balance or the Specified Overcollateralization Amount

Class C Enhancement		$0.00

Specified Class C Enhancement		$27,055,542.45	The greater of 3.0% of the Asset Balance or the Specified Overcollateralization Amount

* The note parity triggers are in effect if, for the applicable note trigger, the notes are in excess of either the (1) asset balance or (2) the pool plus the amounts on deposit. The note parity triggers will remain in effect until the applicable note enhancement is greater than or equal to the applicable specified note enhancement

** Amounts on Deposit in Trust Accounts for the Collection Period after Payment of Section XI Items B through F for the Class A; Items B through H for the Class B; and Items B through J for the Class C

Page 10 of 19	Trust 2003-C Quarterly Servicing Report: Collection Period 06/01/2015 - 08/31/2015, Distribution Date 09/15/2015

VIII. 2003-C Cumulative Realized Losses Test

Cumulative Realized Losses Test

Distribution Dates			Percentage Allowable of Initial Pool Balance

12/15/2003	to	6/16/2008	15%

09/16/2008	to	6/15/2011	18%

09/15/2011		and thereafter	20%

Cumulative Net Realized Losses This Period			$ 110,045,309.13

Percent of Original Pool			8.80%

Is Trigger Activated?			N

The ‘‘Cumulative Realized Losses Test’’ is satisfied for any distribution date on which the cumulative principal amount of Charged-Off Loans, net of Recoveries, is equal to or less than the percentage of the initial Pool Balance set forth above for the specified period

Page 11 of 19	Trust 2003-C Quarterly Servicing Report: Collection Period 06/01/2015 - 08/31/2015, Distribution Date 09/15/2015

IX. 2003-C Account Reconciliations

A.	Reserve Account:

	Specified Reserve Account Balance	3,124,915.00

	Actual Reserve Account Balance	3,124,915.00

B.	Cash Capitalization Account:

	Beginning Cash Capitalization Account Balance	0.00

	Less: Releases for this period*	0.00

	Ending Cash Capitalization Account Balance (CI)	0.00

	* Funds will be withdrawn from the Cash Capitalization Account under the following conditions:

	i If the amount of Available Funds on the distribution date is insufficient to pay through item J in section XI of this report.

ii      AFTER 9/15/2004 amounts on deposit in the Cash Capitalization Account exceeding 5.50% of initial Asset Balance will be released if the overcollateralization amount at the end of the prior distribution period is greater than or equal to the overcollateralization amount that existed on the closing date, and at least 45% of the loan principal is in repayment status and no more than 30 days past due.

AFTER 9/15/2005 amounts on deposit in the Cash Capitalization Account exceeding 3.50% of initial Asset Balance will be released if the overcollateralization amount at the end of the prior distribution period is greater than or equal to twice the overcollateralization amount that existed on the closing date, and at least 60% of the loan principal is in repayment status and no more than 30 days past due.

	iii Any amount remaining on deposit in the cash capitalization account on the 03/15/2007 distribution date will be released to the collection account

Page 12 of 19	Trust 2003-C Quarterly Servicing Report: Collection Period 06/01/2015 - 08/31/2015, Distribution Date 09/15/2015

X.	2003-C Principal Distribution Calculations

A.	Has the Stepdown Date Occurred?*		Y
B.	Priority Principal Payments:
	i Is the Class A Note Parity Trigger in Effect?		N
	ii Aggregate A Notes Outstanding	06/15/2015	$350,405,924.43
	iii Asset Balance	08/31/2015	$397,261,904.59
	iv First Priority Principal Distribution Amount		$0.00
	v Is the Class B Note Parity Trigger in Effect?		N
	vi Aggregate A and B Notes Outstanding	06/15/2015	$375,299,348.63
	vii Asset Balance	08/31/2015	$397,261,904.59
	viii First Priority Principal Distribution Amount		$0.00
	ix Second Priority Principal Distribution Amount		$0.00
	x Is the Class C Note Parity Trigger in Effect?		Y
	xi Aggregate A, B and C Notes Outstanding	06/15/2015	$435,472,374.60
	xii Asset Balance	08/31/2015	$397,261,904.59
	xiii First Priority Principal Distribution Amount		$0.00
	xiv Second Priority Principal Distribution Amount		$0.00
	xv Third Priority Principal Distribution Amount		$65,266,012.46
C.	Regular Principal Distribution:
	i Aggregate Notes Outstanding	06/15/2015	435,472,374.60
	ii Asset Balance	08/31/2015	$397,261,904.59
	iii Specified Overcollateralization Amount		$27,055,542.45
	iv First Priority Principal Distribution Amount		$0.00
	v Second Priority Principal Distribution Amount		$0.00
	vi Third Priority Principal Distribution Amount		$65,266,012.46
	vii Regular Principal Distribution Amount		$0.00

* The Stepdown Date is the earlier of the distribution date following the reduction of the Class A Notes to zero and 09/15/2008. At the Stepdown Date, principal payments made on the Class B and Class C Notes may begin to be paid pro-rata with the Class A Notes. See the prospectus for complete information concerning the Stepdown Date.

Page 13 of 19	Trust 2003-C Quarterly Servicing Report: Collection Period 06/01/2015 - 08/31/2015, Distribution Date 09/15/2015

X. 2003-C Principal Distribution Calculations (cont’d)

D.	Class A Noteholder’s Principal Distribution Amounts:

	i	Aggregate Class A Notes Outstanding	06/15/2015	$350,405,924.43

	ii	Asset Balance	08/31/2015	$397,261,904.59

	iii	85% of Asset Balance		$337,672,618.90

	iv	Specified Overcollateralization Amount		$27,055,542.45

	v	Lesser of (iii) and (ii - iv)		337,672,618.90

	vi	Class A Noteholders’ Principal Distribution Amt		$12,733,305.53

	vii	Actual Principal Distribution Amount		$12,733,305.53

	Class B Noteholder’s Principal Distribution Amounts:

	i	Aggregate Class B Notes Outstanding	06/15/2015	$24,893,424.20

	ii	Asset Balance	08/31/2015	$397,261,904.59

	iii	89.875% of Asset Balance		$357,039,136.75

	iv	Specified Overcollateralization Amount		$27,055,542.45

	v	Lesser of (iii) and (ii - iv)		357,039,136.75

	vi	Class B Noteholders’ Principal Distribution Amt		$5,526,906.35

	vii	Actual Principal Distribution Amount		$1,525,387.37

	Class C Noteholder’s Principal Distribution Amounts:

	i	Aggregate Class C Notes Outstanding	06/15/2015	$60,173,025.97

	ii	Asset Balance	08/31/2015	$397,261,904.59

	iii	97% of Asset Balance		$385,344,047.45

	iv	Specified Overcollateralization Amount		$27,055,542.45

	v	Lesser of (iii) and (ii - iv)		$370,206,362.14

	vi	Class C Noteholders’ Principal Distribution Amt		$47,005,800.58

	vii	Actual Principal Distribution Amount		$0.00

Page 14 of 19	Trust 2003-C Quarterly Servicing Report: Collection Period 06/01/2015 - 08/31/2015, Distribution Date 09/15/2015

XI. 2003-C Waterfall for Distributions

		Paid	Funds Balance

A	Total Available Funds		$15,751,424.57

B	Primary Servicing Fees-Current Month plus any Unpaid	$297,155.96	$15,454,268.61

C	Quarterly Administration Fee plus any Unpaid	$20,000.00	$15,434,268.61

D	i. Auction Fees Due	$0.00	$15,434,268.61

	ii. Broker/Dealer Fees Due	$0.00	$15,434,268.61

E	Gross Swap Payment due	$591,266.66	$14,843,001.95

F	i. Class A Noteholders Interest Distribution Amount	$225,233.49	$14,617,768.46

	ii. Swap Termination Fees	$-	$14,617,768.46

G	First Priority Principal Distribution Amount - Principal Distribution Account	$0.00	$14,617,768.46

H	Class B Noteholders Interest Distribution Amount	$69,078.01	$14,548,690.45

I	Second Priority Principal Distribution Amount - Principal Distribution Account	$0.00	$14,548,690.45

J	Class C Noteholders Interest Distribution Amount	$289,997.55	$14,258,692.90

K	Third Priority Principal Distribution Amount - Principal Distribution Account	$14,258,692.90	$0.00

L	Increase to the Specified Reserve Account Balance	$0.00	$0.00

M	Regular Principal Distribution Amount - Principal Distribution Account	$0.00	$0.00

N	Carryover Servicing Fees	$0.00	$0.00

O	Auction Rate Noteholder’s Interest Carryover	$0.00	$0.00

P	Additional Swap Termination Payments	$0.00	$0.00

Q	Additional Principal Distribution Amount	$0.00	$0.00

R	Remaining Funds to the Excess Distribution Certificateholder	$0.00	$0.00

Page 15 of 19	Trust 2003-C Quarterly Servicing Report: Collection Period 06/01/2015 - 08/31/2015, Distribution Date 09/15/2015

XII. 2003-C Principal Distribution Account Allocations
				Funds Balance
A.		Total from Collection Account	$14,258,692.90	$14,258,692.90

B.	i	Class A-1 Principal Distribution Amount Paid	$0.00	$14,258,692.90

	ii	Class A-2 Principal Distribution Amount Paid	$12,733,305.53	$1,525,387.37

	iii	Class A-3 Principal Distribution Amount Paid	$0.00	$1,525,387.37

	iv	Class A-4 Principal Distribution Amount Paid	$0.00	$1,525,387.37

	v	Class A-5 Principal Distribution Amount Paid	$0.00	$1,525,387.37

C.		Class B Principal Distribution Amount Paid	$1,525,387.37	$0.00

D.		Class C Principal Distribution Amount Paid	$0.00	$0.00

E.		Remaining Class C Principal Distribution Amount Paid	$0.00	$0.00

F.		Remaining Class B Principal Distribution Amount Paid	$0.00	$0.00

G.	i	Remaining A-1 Principal Distribution Amount Paid	$0.00	$0.00

	ii	Remaining A-2 Principal Distribution Amount Paid	$0.00	$0.00

	iii	Remaining A-3 Principal Distribution Amount Paid	$0.00	$0.00

	iv	Remaining A-4 Principal Distribution Amount Paid	$0.00	$0.00

	v	Remaining A-5 Principal Distribution Amount Paid	$0.00	$0.00

H.		Auction Rate Security Principal Distribution Reconciliation*

	i	Principal Due + Prior Period Excess	$0.00

	ii	Redeemable Shares	0

	iii	Aggregate Principal to be paid	$0.00

	iv	Excess Carried Forward to Next Distribution	$0.00

		* Auction Rate Security Principal is paid pro-rata in lots of $50,000

Page 16 of 19	Trust 2003-C Quarterly Servicing Report: Collection Period 06/01/2015 - 08/31/2015, Distribution Date 09/15/2015

XIII. 2003-C Distributions

Distribution Amounts
	A2	B	C

Cusip/Isin	78443CAZ7	78443CBD5	78443CBE3
Beginning Balance	$130,405,924.43	$24,893,424.20	$60,173,025.97
Index	LIBOR	LIBOR	LIBOR
Spread/Fixed Rate	0.39%	0.80%	1.60%
Record Date (Days Prior to Distribution)	1 NEW YORK BUSINESS DAY	1 NEW YORK BUSINESS DAY	1 NEW YORK BUSINESS DAY
Accrual Period Begin	6/15/2015	6/15/2015	6/15/2015
Accrual Period End	9/15/2015	9/15/2015	9/15/2015
Daycount Fraction	0.25555556	0.25555556	0.25555556
Interest Rate*	0.67585%	1.08585%	1.88585%
Accrued Interest Factor	0.001727172	0.002774950	0.004819394
Current Interest Due	$225,233.49	$69,078.01	$289,997.55
Interest Shortfall from Prior Period Plus Accrued Interest	$-	$-	$-
Total Interest Due	$225,233.49	$69,078.01	$289,997.55
Interest Paid	$225,233.49	$69,078.01	$289,997.55
Interest Shortfall	$-	$-	$-
Principal Paid	$12,733,305.53	$1,525,387.37	$-
Ending Principal Balance	$117,672,618.90	$23,368,036.83	$60,173,025.97
Paydown Factor	0.030232958	0.034695493	0.000000000
Ending Balance Factor	0.279392599	0.531514542	0.988468599

* Pay rates for Current Distribution. For the interest rates applicable to the next distribution date please see https://www.navient.com/about/investors/data/abrate.txt.

Page 17 of 19	Trust 2003-C Quarterly Servicing Report: Collection Period 06/01/2015 - 08/31/2015, Distribution Date 09/15/2015

XIII. 2003-C Distributions (cont)

Auction Rate Noteholder’s Interest Carryover	A3	A4	A5

Date to be Paid	09/22/2015	09/29/2015	10/08/2015
Interest Carryover Paid	$-	$-	$-
Ending Interest Carryover Shortfall	$1,428,552.37	$1,334,972.54	$1,223,180.49

Auction Rate Security Principal Distribution Reconciliation*

Principal Due + Prior Period Excess	$-	$-	$-
Redeemable Shares	0	0	0
Aggregate Principal to be paid	$-	$-	$-
Excess Carried Forward to Next Distribution	$-	$-	$-

* Principal allocated to Auction Rate Securities not payable on the distribution date is paid to the Future Distribution Account for payment on the related Auction Rate Distribution Date.

Page 18 of 19	Trust 2003-C Quarterly Servicing Report: Collection Period 06/01/2015 - 08/31/2015, Distribution Date 09/15/2015

XIV. 2003-C Interest Rate Swap Calculations

SLM Student Loan Trust Pays:

	MERRILL LYNCH DERIVATIVE PRODUCTS	JP MORGAN CHASE BANK

i. Notional Swap Amount (USD)	$195,482,182.35	$195,482,182.35

ii. Pay Rate (PRIME)	0.60000%	0.60000%

iii. Gross Swap Interest Payment Due Counterparty (USD)	$295,633.33	$295,633.33

iv. Days in Period 06/15/2015-09/15/2015	92	92

Counterparty Pays:

	MERRILL LYNCH DERIVATIVE PRODUCTS	JP MORGAN CHASE BANK

i. Notional Swap Amount (USD)	$195,482,182.35	$195,482,182.35

ii. Pay Rate (LIBOR)	0.28585%	0.28585%

iii. Gross Swap Interest Payment Due Counterparty (USD)	$142,800.82	$142,800.82

iv. Days in Period 06/15/2015-09/15/2015	92	92

Page 19 of 19	Trust 2003-C Quarterly Servicing Report: Collection Period 06/01/2015 - 08/31/2015, Distribution Date 09/15/2015